DEFERRED REVENUE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	[1]	Jun. 30, 2020	Dec. 31, 2021
Deferred revenue	$ 7,914				$ 4,787
Revenue	106,863	$ 98,169		$ 86,040
Unsatisfied performance obligations	$ 410,300
Minimum [Member]
Expected to be recognized over periods performance obligations	8 years
Maximum [Member]
Expected to be recognized over periods performance obligations	12 years
Recognized over time for service [Member]
Revenue					$ 1,888

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.